Intangible Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
weighted-average life of identifiable intangible assets	5 years 6 months
Amortization expense of intangible assets	$ 2,204	$ 2,314	$ 2,779
Finite-lived Intangible Assets | Capitalized software development cost
Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 1,100	$ 962	$ 1,500
Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Minimum | Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	9 years
Maximum | Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	5 years